Fair Value Measurements (Additional Information) (Details) - USD ($)						1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 30, 2025	Jul. 22, 2025	Jun. 30, 2024	Sep. 30, 2023	Apr. 30, 2023	Oct. 31, 2024	Sep. 30, 2023	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 08, 2024	Jun. 18, 2024	Jun. 11, 2024	Sep. 25, 2023	Sep. 21, 2023
Subsidiary, Sale of Stock [Line Items]
Note discount rate											36.00%		128.82%	13.05%
Principle amount of issued debt					$ 25,000,000
Warrants outstanding													5,467,692	6,854,309
Derivative warrant liabilities											$ 82,000,000		$ 18,300,000
Accumulated other comprehensive income								$ 3,347,000			3,347,000		6,317,000	$ 0
Purchased revenue liability								15,800,000			15,800,000		6,800,000		$ 5,900,000
(Gain) loss on derivative liability								$ (58,357,000)		$ 18,108,000	$ (60,323,000)	$ 2,367,000	17,378,000	(512,000)
Common stock upon conversation of cash									$ 3,000,000				$ 3,000,000
Discount rate of FDA									9.30%				10.00%
Development Milestone Payment									$ 200,000				$ 200,000	200,000
Common Stock, Shares, Issued								7,585,446			7,585,446		6,951,622			3,250,000	3,250,000	13,562	8,500,000
Sale of stock percentage of ownership after transaction		4.99%
Sale of stock percentage of ownership before transaction		9.99%
Accrued liabilities, current								$ 3,000,000			$ 3,000,000
Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								156,115			156,115		156,220
(Gain) loss on derivative liability								$ 18,100,000			$ 2,400,000		$ 17,400,000	(500,000)
Convertible Debentures
Subsidiary, Sale of Stock [Line Items]
(Gain) loss on derivative liability													35,000	4,400,000
Oramed Note
Subsidiary, Sale of Stock [Line Items]
Estimated fair value								24,900,000			24,900,000		12,200,000	104,100,000
Principle amount of issued debt			$ 10,000,000	$ 101,900,000			$ 101,900,000
Accumulated other comprehensive income													5,000,000
Change in fair value of debt and liability instruments								6,400,000		600,000	12,700,000	7,600,000	3,600,000	2,800,000
Change in fair value due to credit risk								0		$ 3,200,000	0	$ 5,000,000	6,300,000	$ 0
Tranche BNotes Member
Subsidiary, Sale of Stock [Line Items]
Estimated fair value								20,800,000			20,800,000		23,600,000
Principle amount of issued debt						$ 50,000,000
Change in fair value of debt and liability instruments								6,200,000			12,900,000		6,600,000
Change in fair value due to credit risk								2,900,000			2,900,000
Purchased Revenue Liability
Subsidiary, Sale of Stock [Line Items]
Change in fair value of debt and liability instruments								9,500,000			10,900,000		900,000
FSF Deposit Member
Subsidiary, Sale of Stock [Line Items]
Change in fair value of debt and liability instruments													4,700,000
Gloperba Elyxyb Royalty Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Purchased revenue liability								$ 15,800,000			$ 15,800,000		$ 6,800,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								1,000,000			1,000,000		1,000,000
Private Placement | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								28,572			28,572		28,572
February 2024 BDO Firm Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								3,803,447			3,803,447		3,803,447
(Gain) loss on derivative liability								$ 58,400,000			$ 60,300,000
February 2024 BDO Firm Warrants [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								108,686			108,686		108,686
April 2024 RDO Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								15,000,000			15,000,000		15,000,000
April 2024 RDO Common Warrants [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								428,572			428,572		428,572
Deposit Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								3,250,000			3,250,000		3,250,000
Deposit Warrants | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								3,250,000			3,250,000		3,250,000
October 2024 Noteholder Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding													7,500,000
October 2024 Noteholder Warrants | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								107,142			107,142		214,284
December 2024 RDO Common Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding													57,512,958
December 2024 RDO Common Warrants | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								1,013,122			1,013,122		1,642,871
New Tranche B Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								500,000			500,000
September Two Thousand Twenty Five Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding								275,000			275,000
Tumim Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued		100,000,000
Number of common stock shares issued		1,390,443
Sale of stock, price per share		$ 8.09
Percentage of shares issued and outstanding		19.99%
Registration Rights Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued								150,000			150,000
Payment from related party	$ 2,700,000
Commitment shares to be paid	500,000,000
Sale of stock, consideration received per transaction	$ 1,700